UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

811-08411

(Investment Company Act file number)

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road

Xenia, Ohio 45385

(Address of principal executive offices) (Zip code)

(937) 426-7640

(Registrant’s telephone number)

Barry R. James

P.O. Box 8

Alpha, Ohio 45301

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1 – September 30, 2014

Item 1. Schedule of Investments.

JAMES BALANCED: GOLDEN RAINBOW FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares or Principal Amount		Value
COMMON STOCKS-42.5%
	Basic Materials-3.9%
166,180	Aceto Corp.	$3,210,597
210,780	Barrick Gold Corp.	3,090,035
81,940	CF Industries Holdings, Inc.	22,879,287
283,800	Dow Chemical Co.	14,882,472
15,860	Eastman Chemical Co.	1,282,915
524,400	Goodyear Tire & Rubber Co.	11,843,574
321,600	Huntsman Corp.	8,358,384
10,000	Newmont Mining Corp.	230,500
199,410	PolyOne Corp.	7,095,008
18,340	PPG Industries, Inc.	3,608,212
667,800	Westlake Chemical Corp.	57,824,802
70,960	Worthington Industries, Inc.	2,641,131

		136,946,917

	Consumer, Cyclical-7.3%
1,542,560	Alaska Air Group, Inc.	67,163,063
9,867	Allegion PLC	470,048
90,000	Best Buy Co., Inc.	3,023,100
218,760	Dillard’s, Inc., Class A	23,840,465
343,950	DIRECTV*	29,758,554
75,000	Finish Line, Inc., Class A	1,877,250
125,000	Foot Locker, Inc.	6,956,250
1,230,000	Ford Motor Co.	18,191,700
59,000	Hanesbrands, Inc.	6,338,960
158,900	Hawaiian Holdings, Inc.*	2,137,205
24,900	Insight Enterprises, Inc.*	563,487
646,180	Macy’s, Inc.	37,594,752
1,000	Moody’s Corp.	94,500
53,000	PharMerica Corp.*	1,294,790
59,000	PHI, Inc.*	2,427,850
473,500	RR Donnelley & Sons Co.	7,793,810
100,000	Skechers U.S.A., Inc., Class A*	5,331,000
450,000	Southwest Airlines Co.	15,196,500
163,500	Viacom, Inc., Class A	12,591,135
147,100	Viacom, Inc., Class B	11,317,874

		253,962,293

	Consumer, Non-cyclical-6.4%
600	Aetna, Inc.	48,600
60,000	Andersons, Inc.	3,772,800
10,850	Avis Budget Group, Inc.*	595,556
125,565	DeVry Education Group, Inc.	5,375,438
185,850	Dr Pepper Snapple Group, Inc.	11,952,013
60,230	DST Systems, Inc.	5,054,502
311,230	Eli Lilly & Co.	20,183,265
2,230	Helen of Troy, Ltd.*	117,120
69,500	Ingles Markets, Inc., Class A	1,646,455
660,640	Kroger Co.	34,353,280
48,768	Manpowergroup, Inc.	3,418,637
511,030	Merck & Co., Inc.	30,293,858
605,020	Mylan, Inc.*	27,522,360
292,820	Newell Rubbermaid, Inc.	10,075,936
100,000	Omega Protein Corp.*	1,250,000
193,073	Omnicare, Inc.	12,020,725
628,220	Pfizer, Inc.	18,576,465

Shares or Principal Amount		Value
	Consumer, Non-cyclical (continued)
25,530	Sanderson Farms, Inc.	$2,245,364
12,305	SUPERVALU, Inc.*	110,007
128,050	UnitedHealth Group, Inc.	11,044,313
186,415	WellPoint, Inc.	22,298,962

		221,955,656

	Energy-4.0%
100,000	Baker Hughes, Inc.	6,506,000
231,910	Chevron Corp.	27,671,501
212,000	Cimarex Energy Co.	26,824,360
480,050	ConocoPhillips	36,733,426
95,100	Exxon Mobil Corp.	8,944,155
72,300	Helmerich & Payne, Inc.	7,076,001
200,004	HollyFrontier Corp.	8,736,175
150,000	Tesco Corp.	2,977,500
114,000	Ultra Petroleum Corp.*	2,651,640
91,900	Unit Corp.*	5,389,935
63,900	Valero Energy Corp.	2,956,653
230,000	Warren Resources, Inc.*	1,219,000

		137,686,346

	Financial-6.6%
3,000	ACE, Ltd.	314,610
393,423	American Financial Group, Inc.	22,775,257
205,980	AmTrust Financial Services, Inc.	8,202,124
30,000	Argo Group International Holdings, Ltd.	1,509,300
465,000	Aspen Insurance Holdings, Ltd.	19,888,050
18,530	FBL Financial Group, Inc., Class A	828,291
940,130	Fifth Third Bancorp	18,821,403
55,000	Goldman Sachs Group, Inc.	10,096,350
72,000	Hersha Hospitality Trust, REIT	458,640
9,490	Horace Mann Educators Corp.	270,560
344,140	JPMorgan Chase & Co.	20,730,994
1,051,430	KeyCorp	14,015,562
163,000	Montpelier Re Holdings, Ltd.	5,067,670
348,200	Nelnet, Inc., Class A	15,003,938
82,650	Outerwall, Inc.*	4,636,665
125,000	Piper Jaffray Cos.*	6,530,000
25,000	PNC Financial Services Group, Inc.	2,139,500
350,000	Protective Life Corp.	24,293,500
140,727	Southside Bancshares, Inc.	4,679,173
182,500	Torchmark Corp.	9,557,525
300,994	Travelers Cos., Inc.	28,275,376
348,775	Unum Group	11,990,884

		230,085,372

	Industrial-6.6%
10,030	AGCO Corp.	455,964
139,120	AMERCO	36,434,137
438,300	American Axle & Manufacturing Holdings, Inc.*	7,350,291
343,260	American Railcar Industries, Inc.	25,373,779
37,500	Ball Corp.	2,372,625
187,572	CNH Industrial NV	1,487,446
10,500	Deere & Co.	860,895
116,555	Greenbrier Cos., Inc.	8,552,806
230,900	Jarden Corp.*	13,879,399
372,320	Magna International, Inc.	35,336,891
100,000	Ryder System, Inc.	8,997,000
15,000	Smith & Wesson Holding Corp.*	141,600
214,770	Sturm Ruger & Co., Inc.	10,457,151
545,000	Trinity Industries, Inc.	25,462,400

Shares or Principal Amount		Value
	Industrial (continued)
396,985	TRW Automotive Holdings Corp.*	$40,194,731
104,770	United Rentals, Inc.*	11,639,947

		228,997,062

	Technology-5.4%
20,000	AAR Corp.	483,000
234,440	Amkor Technology, Inc.*	1,971,640
30,000	Apple, Inc.	3,022,500
271,130	Arrow Electronics, Inc.*	15,007,046
199,410	Avnet, Inc.	8,275,515
100,000	Corning, Inc.	1,934,000
682,170	Deluxe Corp.	37,628,497
80,000	Ingram Micro, Inc., Class A*	2,064,800
255,900	Intel Corp.	8,910,438
14,500	International Business Machines Corp.	2,752,535
292,480	Lexmark International, Inc., Class A	12,430,400
68,030	Lockheed Martin Corp.	12,434,523
180,450	Northrop Grumman Corp.	23,776,092
304,700	PDL BioPharma, Inc.	2,276,109
77,600	SYNNEX Corp.	5,015,288
509,050	Western Digital Corp.	49,540,746

		187,523,129

	Utilities-2.3%
29,800	AES Corp.	422,564
138,280	American Electric Power Co., Inc.	7,219,599
370,500	AT&T, Inc.	13,056,420
8,000	Avista Corp.	244,240
221,070	BCE, Inc.	9,452,953
152,190	BT Group PLC, Sponsored ADR	9,356,641
101,820	DTE Energy Co.	7,746,465
46,040	IDACORP, Inc.	2,468,204
60,530	Pinnacle West Capital Corp.	3,307,359
203,260	PNM Resources, Inc.	5,063,207
276,710	Portland General Electric Co.	8,887,925
64,940	Public Service Enterprise Group, Inc.	2,418,366
78,260	TELUS Corp.	2,674,927
121,200	UGI Corp.	4,131,708
310,370	Vonage Holdings Corp.*	1,018,014
36,730	Westar Energy, Inc.	1,253,228

		78,721,820

TOTAL COMMON STOCKS (Cost $1,075,467,142)		1,475,878,595

CLOSED-END FUNDS-0.0%(a)
70,000	Eaton Vance Risk-Managed Diversified Equity Income Fund	818,300
20,000	Nuveen Municipal Opportunity Fund, Inc.	285,000
11,500	Nuveen Ohio Quality Income Municipal Fund, Inc.	178,480
50,000	Nuveen Premium Income Municipal Fund 2, Inc.	687,500

TOTAL CLOSED-END FUNDS (Cost $1,693,574)		1,969,280

Shares or Principal Amount		Value
EXCHANGE TRADED FUNDS-0.4%
43,810	iShares® MSCI Canada ETF	$1,344,967
11,040	iShares® MSCI Germany ETF	305,808
32,080	iShares® MSCI Philippines ETF	1,220,965
69,000	iShares® MSCI Poland Capped ETF	1,959,600
110,000	iShares® MSCI Singapore ETF	1,467,400
74,840	iShares® MSCI Switzerland Capped ETF	2,433,048
10,000	iShares® National AMT-Free Municipal Bond ETF	1,096,700
122,900	SPDR® Nuveen Barclays Short Term Municipal Bond ETF	2,999,989

TOTAL EXCHANGE TRADED FUNDS (Cost $11,820,704)		12,828,477

CORPORATE BONDS-6.1%
	Basic Materials-0.3%
$5,000,000	BHP Billiton Finance USA, Ltd., 1.000%, 2/24/15	5,013,565
5,000,000	E.I. du Pont de Nemours & Co., 2.750%, 4/1/16	5,156,245
1,500,000	E.I. du Pont de Nemours & Co., 5.750%, 3/15/19	1,727,295

		11,897,105

	Consumer, Cyclical-0.4%
5,000,000	eBay, Inc., 2.600%, 7/15/22	4,717,110
5,000,000	Home Depot, Inc., 5.950%, 4/1/41	6,228,885
785,000	McDonald’s Corp., 5.700%, 2/1/39	952,547
2,000,000	Wal-Mart Stores, Inc., 5.250%, 9/1/35	2,310,320

		14,208,862

	Consumer, Non-cyclical-1.2%
10,000,000	Coca-Cola Co., 3.200%, 11/1/23	10,023,990
5,000,000	Colgate-Palmolive Co., 3.150%, 8/5/15	5,121,885
3,000,000	Hershey Co., 4.125%, 12/1/20	3,266,616
5,475,000	Johnson & Johnson, 4.500%, 9/1/40	5,956,592
10,000,000	Merck & Co., Inc., 4.150%, 5/18/43	9,893,490
5,465,000	Wyeth LLC, 5.500%, 2/15/16	5,831,625

		40,094,198

	Energy-0.8%
5,000,000	Apache Corp., 3.250%, 4/15/22	5,011,640
5,000,000	BP Capital Markets PLC, 3.245%, 5/6/22	4,963,580
5,000,000	Occidental Petroleum Corp., 1.750%, 2/15/17	5,061,480
5,050,000	Shell International Finance BV, 2.375%, 8/21/22	4,866,301
5,000,000	Shell International Finance BV, 6.375%, 12/15/38	6,555,915

		26,458,916

	Financial-2.0%
5,000,000	Aflac, Inc., 2.650%, 2/15/17	5,154,340
5,000,000	Bank of America Corp., 1.735%, 4/27/16(b)	5,011,550
5,000,000	Berkshire Hathaway, Inc., 3.750%, 8/15/21	5,316,430
5,000,000	Citigroup, Inc., 4.450%, 1/10/17	5,327,670
10,000,000	General Electric Capital Corp., 1.034%, 4/15/20(b)	10,097,300
2,000,000	General Electric Capital Corp., 6.875%, 1/10/39	2,688,152
15,000,000	JPMorgan Chase & Co., 2.600%, 1/15/16	15,317,595
5,000,000	Morgan Stanley & Co., 3.450%, 11/2/15	5,141,335
5,000,000	Morgan Stanley & Co., 4.750%, 3/22/17	5,372,765
5,000,000	National City Corp., 4.900%, 1/15/15	5,065,815
5,000,000	UBS AG, 5.875%, 12/20/17	5,629,800

		70,122,752

	Industrial-0.2%
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,228,164
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,530,552
5,000,000	United Technologies Corp., 3.100%, 6/1/22	4,998,460

		7,757,176

	Technology-0.9%
8,000,000	Google, Inc., 3.625%, 5/19/21	8,504,280
5,000,000	Intel Corp., 3.300%, 10/1/21	5,143,630

Shares or Principal Amount		Value
	Technology (continued)
$3,000,000	International Business Machines Corp., 1.950%, 7/22/16	$3,061,794
7,000000	International Business Machines Corp., 1.875%, 8/1/22	6,429,052
3,700,000	Microsoft Corp., 5.200%, 6/1/39	4,231,102
5,000,000	Oracle Corp., 2.500%, 10/15/22	4,776,320

		32,146,178

	Utilities-0.3%
5,000,000	Duke Energy Florida, Inc., 5.800%, 9/15/17	5,630,910
4,600,000	San Diego Gas & Electric Co., 3.000%, 8/15/21	4,702,934

		10,333,844

TOTAL CORPORATE BONDS
(Cost $211,191,061)		213,019,031

MORTGAGE BACKED SECURITIES-0.8%
	Federal National Mortgage Association-0.6%
16,787,110	3.500%, 9/1/33	17,493,444
3,727,544	4.500%, 9/1/40	3,964,940

		21,458,384

	Government National Mortgage Association-0.2%
5,658,315	4.000%, 12/20/40	6,022,750

TOTAL MORTGAGE BACKED SECURITIES
(Cost $26,839,413)		27,481,134

U.S. GOVERNMENT AGENCIES-1.5%
	Federal Farm Credit Banks-0.8%
10,000,000	1.750%, 5/28/20	9,794,530
10,000,000	2.380%, 5/15/23	9,680,210
10,000,000	3.220%, 3/26/31	9,575,260

		29,050,000

	Federal Home Loan Bank-0.5%
5,000,000	1.600%, 10/22/20	4,820,455
5,000,000	1.500%, 7/25/22 (c)	5,004,730
10,000,000	2.430%, 10/11/22	9,613,770

		19,438,955

	United States Department of Housing and Urban Development-0.2%
5,000,000	2.050%, 8/1/19	5,065,805

TOTAL U.S. GOVERNMENT AGENCIES
(Cost $55,203,840)		53,554,760

U.S. TREASURY BONDS & NOTES-41.8%
	U.S. Treasury Bonds-11.9%
50,000,000	5.375%, 2/15/31	66,195,300
122,500,000	3.875%, 8/15/40	138,693,030
190,000,000	3.750%, 11/15/43	210,009,280

		414,897,610

	U.S. Treasury Inflation Indexed Notes-0.4%
13,078,605	1.625%, 1/15/18	13,890,904

	U.S. Treasury Notes-29.5%
78,000,000	2.625%, 12/31/14	78,496,626
100,000,000	0.250%, 11/30/15	100,058,600
80,000,000	2.000%, 1/31/16	81,828,160
75,000,000	0.250%, 5/15/16	74,792,025
45,000,000	1.000%, 9/30/16	45,337,500
58,000,000	4.625%, 2/15/17	63,197,322
150,000,000	1.500%, 8/31/18	149,953,200
160,000,000	2.750%, 2/15/19	167,487,520

Shares or Principal Amount		Value
	U.S. Treasury Notes (continued)
$95,000,000	2.625%, 11/15/20	$97,998,390
40,000,000	2.000%, 8/31/21	39,462,480
130,000,000	1.625%, 8/15/22	123,479,720
2,500,000	2.750%, 11/15/23	2,563,085

		1,024,654,628

TOTAL U.S. TREASURY BONDS & NOTES
(Cost $1,426,155,198)		1,453,443,142

FOREIGN BONDS-1.7%
	Australia Government-0.3%
AUD 10,000,000	5.250%, 3/15/19	9,609,505

	Canada Government-0.3%
CAD 5,000,000	3.750%, 6/1/19	4,903,210
CAD 5,000,000	3.500%, 6/1/20	4,903,031

		9,806,241

	Denmark Government-0.3%
DKK 56,000,000	1.500%, 11/15/23	9,987,157

	International Bank for Reconstruction & Development-0.1%
TRY 8,000,000	6.000%, 7/23/15	3,423,777

	Netherlands Government-0.1%
EUR 3,000,000	4.000%, 7/15/19	4,469,736

	Norway Government-0.2%
NOK 21,000,000	4.500%, 5/22/19	3,669,962
NOK 28,000,000	2.000%, 5/24/23	4,309,161

		7,979,123

	Queensland Treasury Corp.-0.1%
AUD 5,000,000	6.000%, 10/14/15	4,527,427

	Sweden Government-0.3%
SEK 52,000,000	5.000%, 12/1/20	8,961,064

TOTAL FOREIGN BONDS (Cost $60,493,947)		58,764,030

MUNICIPAL BONDS-3.8%
	California-0.0%(a)
1,000,000	Citrus Community College District General Obligation Unlimited Bonds, Series B, 4.750%, 6/1/31	1,080,910

	Colorado-0.0%(a)
1,000,000	Adams County School District No. 14 General Obligation Unlimited Bonds, 5.000%, 12/1/26	1,097,970

	Connecticut-0.2%
5,350,000	State of Connecticut, Series B, 5.000%, 11/1/25	6,299,892

	Florida-0.0%(a)
1,000,000	Florida State Board of Education Capital Outlay General Obligation Bonds, Series D, 5.000%, 6/1/38	1,103,820

	Georgia-0.3%
3,000,000	State of Georgia General Obligation Unlimited Bonds, Series B, 4.500%, 1/1/29	3,316,560
5,000,000	State of Georgia General Obligation Unlimited Bonds, Series D, 5.000%, 2/1/25	6,098,150

		9,414,710

	Hawaii-0.3%
9,000,000	City and County of Honolulu General Obligation Unlimited Bonds, Series B, 5.000%, 11/1/25	10,877,760

Shares or Principal Amount		Value
	Illinois-0.1%
$500,000	Kane & DeKalb Counties Community Unit School District No. 302 Kaneland General Obligation Unlimited Bonds (School Building), 5.500%, 2/1/28	$525,710
1,000,000	Village of Bolingbrook General Obligation Unlimited Bonds, 5.000%, 1/1/37	1,055,640

		1,581,350

	Maryland-0.1%
5,000,000	County of Montgomery General Obligation Unlimited Bonds, Series A, 3.000%, 11/1/29	4,981,900

	Massachusetts-0.0%(a)
1,000,000	Commonwealth of Massachusetts General Obligation Limited Bonds, Series C, 5.250%, 8/1/22	1,130,180

	Michigan-0.0%(a)
1,000,000	Marysville Public School District General Obligation Unlimited Bonds (School Building & Site), 5.000%, 5/1/32	1,046,950

	Ohio-1.0%
5,450,000	City of Columbus General Obligation Various Purpose Limited Tax Bonds, Series B, 3.250%, 8/15/24	5,768,716
5,000,000	County of Cuyahoga General Obligation Limited (Capital Improvement), Series A, 4.000%, 12/1/37	5,151,300
	Greenville City School District General Obligation Unlimited Bonds (School Improvement):
5,000,000	5.000%, 1/1/46	5,370,000
11,000,000	5.500%, 1/1/51	12,218,030
1,100,000	Miamisburg City School District General Obligation Unlimited Bonds (School Facilities Construction & Improvement), 5.000%, 12/1/33	1,225,972
500,000	Mount Healthy City School District General Obligation Unlimited Bonds (School Improvement), 5.000%, 12/1/26	550,825
1,000,000	Ohio State University General Recipients Revenue Bonds, 4.910%, 6/1/40	1,126,780
105,000	Ohio State University Prerefunded Revenue Bonds, Series A, 5.000%, 12/1/28	122,169
895,000	Ohio State University Unrefunded Revenue Bonds, Series A, 5.000%, 12/1/28	1,015,073
500,000	Springboro Community City School District General Obligation Unlimited Bonds, 5.250%, 12/1/23	600,155
1,000,000	State of Ohio General Obligation Unlimited Bonds, Series A, 5.375%, 9/1/28	1,137,680
1,000,000	Wright State University Revenue Bonds, 4.000%, 5/1/18	1,082,030

		35,368,730

	Pennsylvania-0.7%
20,000,000	Commonwealth of Pennsylvania General Obligation Unlimited Bonds, First Series, 5.000%, 6/1/24	23,680,000

	Texas-0.5%
1,000,000	Friendswood Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/37	1,098,210
1,000,000	Judson Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/1/37	1,070,470
500,000	Lamar Consolidated Independent School District General Obligation Unlimited Bonds (Schoolhouse), 5.000%, 2/15/38	534,975
7,150,000	New Caney Independent School District General Obligation Unlimited Bonds (School Building), Series AD, 5.000%, 2/15/35	7,475,182
5,335,000	Port of Houston Authority General Obligation Unlimited Bonds, Series D-1, 5.000%, 10/1/35	6,140,532
1,000,000	Tyler Independent School District General Obligation Unlimited Bonds (School Building), 5.000%, 2/15/34	1,081,560

		17,400,929

	Washington-0.4%
5,000,000	State of Washington General Obligation Unlimited Bonds, Series D, 4.000%, 2/1/37	5,166,700
5,845,000	State of Washington General Obligation Various Purpose Unlimited Bonds, Series D, 5.000%, 2/1/20	6,911,654

		12,078,354

	Wisconsin-0.2%
5,000,000	State of Wisconsin General Obligation Unlimited Bonds, Series C, 5.000%, 5/1/25	5,842,900

TOTAL MUNICIPAL BONDS
(Cost $127,955,781)		132,986,355

	Shares or Principal Amount	Value
	SHORT TERM INVESTMENTS-0.9%
	Mutual Funds-0.9%
30,166,726	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	$30,166,726

	TOTAL SHORT TERM INVESTMENTS
	(Cost $30,166,726)	30,166,726

	TOTAL INVESTMENT SECURITIES-99.5%
	(Cost $3,026,987,386)	3,460,091,530
	OTHER ASSETS IN EXCESS OF LIABILITIES-0.5%	18,369,039

	NET ASSETS-100.0%	$3,478,460,569

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Less than 0.05% of Net Assets.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2014.
(c)	Step bond. Coupon increases periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect at September 30, 2014.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ADR - American Depositary Receipt
AUD - Australian Dollar
BV - Besloten Vennootschap is the Dutch term for private limited liability company
CAD - Canadian Dollar
DKK - Danish Krone
ETF - Exchange Traded Fund
EUR - Euro
LLC - Limited Liability Company
Ltd. - Limited
MSCI - Morgan Stanley Capital International
NOK - Norwegian Krone
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SEK - Swedish Krona
SPDR - Standard & Poor’s Depositary Receipts
TRY - Turkish Lira

Foreign Bonds Securities Allocation
% of Net Assets
Europe	0.9%
Asia - Pacific	0.4%
North America	0.3%
Europe - Euro	0.1%

1.7%

See Notes to Quarterly Schedule of Investments.

JAMES SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS-98.1%
	Basic Materials-10.1%
19,740	Aceto Corp.	$381,377
291,630	AK Steel Holding Corp.*	2,335,956
79,334	Green Plains, Inc.	2,966,298
152,340	Lydall, Inc.*	4,114,703
44,300	Neenah Paper, Inc.	2,369,164
6,860	OCI Resources LP	156,477
44,805	Richmont Mines, Inc.*	89,610
63,880	Worthington Industries, Inc.	2,377,614

		14,791,199

	Consumer, Cyclical-11.3%
74,325	A.H. Belo Corp., Class A	793,048
20,410	Asbury Automotive Group, Inc.*	1,314,812
26,740	Cato Corp., Class A	921,460
7,030	Cherokee, Inc.	128,016
85,880	Finish Line, Inc., Class A	2,149,576
31,539	Flexsteel Industries, Inc.	1,063,811
155,280	Hawaiian Holdings, Inc.*	2,088,516
71,557	Insight Enterprises, Inc.*	1,619,335
209,310	Lee Enterprises, Inc.*	707,468
21,500	Multi-Color Corp.	977,820
19,347	Patrick Industries, Inc.*	819,539
50,645	PC Connection, Inc.	1,087,348
31,890	Skechers U.S.A., Inc., Class A*	1,700,056
29,570	Standard Motor Products, Inc.	1,018,095
7,670	Wayside Technology Group, Inc.	121,263

		16,510,163

	Consumer, Non-cyclical-12.3%
50,900	Andersons, Inc.	3,200,592
3,600	Coca-Cola Bottling Co. Consolidated	268,668
51,331	DeVry Education Group, Inc.	2,197,480
71,360	Edgewater Technology, Inc.*	490,243
27,912	John B Sanfilippo & Son, Inc.	903,232
40,772	National Healthcare Corp.	2,263,254
29,553	Natural Health Trends Corp.	357,591
65,240	Natus Medical, Inc.*	1,925,232
168,920	Omega Protein Corp.*	2,111,500
106,312	Pain Therapeutics, Inc.*	415,680
60,780	Pointer Telocation, Ltd.*	509,944
34,489	Sanderson Farms, Inc.	3,033,308
14,950	Superior Uniform Group, Inc.	323,668

		18,000,392

	Energy-4.8%
434,790	Abraxas Petroleum Corp.*	2,295,691
6,162	Adams Resources & Energy, Inc.	272,915
125,723	Star Gas Partners LP	717,879
71,513	Tesco Corp.	1,419,533
100,150	Ultra Petroleum Corp.*	2,329,489

		7,035,507

	Financial-15.7%
62,180	American Financial Group, Inc.	3,599,600

Shares		Value
	Financial (continued)
23,248	AmTrust Financial Services, Inc.	$925,735
18,780	Argo Group International Holdings, Ltd.	944,822
18,120	Ellington Residential Mortgage, REIT	293,363
26,856	ePlus, Inc.*	1,505,279
32,530	FBL Financial Group, Inc., Class A	1,454,091
124,200	Hersha Hospitality Trust, REIT	791,154
72,311	MainSource Financial Group, Inc.	1,247,365
50,075	MidSouth Bancorp, Inc.	936,403
90,248	Montpelier Re Holdings, Ltd.	2,805,810
2,975	MutualFirst Financial, Inc.	66,937
42,970	Outerwall, Inc.*	2,410,617
33,260	Piper Jaffray Cos.*	1,737,502
42,625	Premier Financial Bancorp, Inc.	624,030
18,490	Reading International, Inc., Class A*	155,316
71,335	Resource America, Inc., Class A	664,129
86,457	Southside Bancshares, Inc.	2,874,685

		23,036,838

	Industrial-11.3%
50,470	American Railcar Industries, Inc.	3,730,742
66,340	Covenant Transportation Group, Inc., Class A*	1,233,261
36,500	Dana Holding Corp.	699,705
48,499	Greenbrier Cos., Inc.	3,558,857
5,825	L.S. Starrett Co., Class A	80,618
35,864	NN, Inc.	958,286
6,740	SL Industries, Inc.*	329,047
218,175	SORL Auto Parts, Inc.*	949,061
11,813	Strattec Security Corp.	960,988
52,090	SuperCom, Ltd.*	643,312
131,688	Supreme Industries, Inc., Class A	1,028,483
81,480	Tsakos Energy Navigation, Ltd.	519,842
33,580	Unifi, Inc.*	869,722
36,360	USA Truck, Inc.*	637,391
24,140	Willdan Group, Inc.*	349,064

		16,548,379

	Technology-19.3%
33,980	AAR Corp.	820,617
123,960	ACCO Brands Corp.*	855,324
24,740	Alliant Techsystems, Inc.	3,157,814
28,696	Anika Therapeutics, Inc.*	1,051,995
38,400	Cascade Microtech, Inc.*	388,992
36,180	CryoLife, Inc.	357,097
36,230	CSG Systems International, Inc.	952,124
139,835	Deluxe Corp.	7,713,299
78,054	Magic Software Enterprises, Ltd.	540,914
193,595	Mentor Graphics Corp.	3,967,730
52,005	Mind CTI, Ltd.	160,175
65,090	NCI, Inc., Class A*	619,006
125,200	Orbotech, Ltd.*	1,950,616
95,660	PDL BioPharma, Inc.	714,580
69,935	Pericom Semiconductor Corp.*	681,167
61,900	Sanmina Corp.*	1,291,234
112,160	Tower Semiconductor, Ltd.*	1,140,667
88,340	VASCO Data Security International, Inc.*	1,659,025
54,645	ZAGG, Inc.*	304,919

		28,327,295

	Utilities-13.3%
52,780	Consolidated Communications Holdings, Inc.	1,322,139
67,795	El Paso Electric Co.	2,477,907

Shares		Value
	Utilities (continued)
99,890	Empire District Electric Co.	$2,412,344
43,170	Enventis Corp.	784,831
46,225	Gas Natural, Inc.	545,917
49,320	Inteliquent, Inc.	614,034
26,335	NorthWestern Corp.	1,194,556
106,920	PNM Resources, Inc.	2,663,377
128,145	Portland General Electric Co.	4,116,017
14,944	Shenandoah Telecommunications Co.	370,761
903,403	Vonage Holdings Corp.*	2,963,162

		19,465,045

TOTAL COMMON STOCKS
(Cost $124,771,255)		143,714,818

SHORT TERM INVESTMENTS-6.1%
	Mutual Funds-6.1%
8,924,271	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	8,924,271

TOTAL SHORT TERM INVESTMENTS
(Cost $8,924,271)		8,924,271

TOTAL INVESTMENT SECURITIES-104.2%
(Cost $133,695,526)		152,639,089
OTHER LIABILITIES IN EXCESS OF ASSETS-(4.2)%		(6,170,943)

NET ASSETS-100.0%		$146,468,146

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

LP - Limited Partnership
Ltd - Limited
REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES MID CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS-97.8%
	Basic Materials-10.7%
15,000	AK Steel Holding Corp.*	$120,150
3,000	Cytec Industries, Inc.	141,870
12,000	Goodyear Tire & Rubber Co.	271,020
13,000	Huntsman Corp.	337,870
10,000	Olin Corp.	252,500
10,000	PolyOne Corp.	355,800
8,000	Worthington Industries, Inc.	297,760

		1,776,970

	Consumer, Cyclical-11.1%
16,500	Alaska Air Group, Inc.	718,410
3,500	Asbury Automotive Group, Inc.*	225,470
5,000	Dillard’s, Inc., Class A	544,900
6,500	Foot Locker, Inc.	361,725

		1,850,505

	Consumer, Non-cyclical-12.1%
4,000	Avis Budget Group, Inc.*	219,560
9,000	DeVry Education Group, Inc.	385,290
6,000	Helen of Troy, Ltd.*	315,120
5,000	Manpowergroup, Inc.	350,500
1,900	Sanderson Farms, Inc.	167,105
18,000	SUPERVALU, Inc.*	160,920
10,325	Tyson Foods, Inc., Class A	406,495

		2,004,990

	Energy-9.2%
4,000	Cimarex Energy Co.	506,120
8,250	HollyFrontier Corp.	360,360
7,000	Tesco Corp.	138,950
15,000	Ultra Petroleum Corp.*	348,900
3,000	Unit Corp.*	175,950

		1,530,280

	Financial-14.7%
7,000	Allied World Assurance Co. Holdings AG	257,880
8,775	American Financial Group, Inc.	507,985
4,000	Aspen Insurance Holdings, Ltd.	171,080
10,000	Horace Mann Educators Corp.	285,100
5,500	Montpelier Re Holdings, Ltd.	170,995
11,350	Nelnet, Inc., Class A	489,071
8,000	Protective Life Corp.	555,280

		2,437,391

	Industrial-19.0%
3,000	AMERCO	785,670
11,625	Jarden Corp.*	698,779
2,000	Ryder System, Inc.	179,940
1,850	TimkenSteel Corp.	86,006
12,000	Trinity Industries, Inc.	560,640
8,250	TRW Automotive Holdings Corp.*	835,313

		3,146,348

Shares		Value
	Technology-10.6%
2,500	Alliant Techsystems, Inc.	$319,100
10,000	Amkor Technology, Inc.*	84,100
7,750	Arrow Electronics, Inc.*	428,963
13,950	Deluxe Corp.	769,482
20,000	PDL BioPharma, Inc.	149,400

		1,751,045

	Utilities-10.4%
15,550	CMS Energy Corp.	461,213
4,975	DTE Energy Co.	378,498
4,000	Great Plains Energy, Inc.	96,680
2,000	IDACORP, Inc.	107,220
8,000	Portland General Electric Co.	256,960
4,500	UGI Corp.	153,405
7,000	Vectren Corp.	279,300

		1,733,276

TOTAL COMMON STOCKS
(Cost $10,910,491)		16,230,805

SHORT TERM INVESTMENTS-2.3%
	Mutual Funds-2.3%
389,956	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	389,956

TOTAL SHORT TERM INVESTMENTS
(Cost $389,956)		389,956

TOTAL INVESTMENT SECURITIES-100.1%
(Cost $11,300,447)		16,620,761
OTHER LIABILITIES IN EXCESS OF ASSETS-(0.1)%		(9,050)

NET ASSETS-100.0%		$16,611,711

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders

Ltd. - Limited

See Notes to Quarterly Schedule of Investments.

JAMES MICRO CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS-96.6%
	Basic Materials-3.3%
13,560	Lydall, Inc.*	$366,255
3,280	OCI Resources LP	74,817
21,410	Richmont Mines, Inc.*	42,820

		483,892

	Consumer, Cyclical-15.4%
35,520	A.H. Belo Corp., Class A	378,998
3,360	Cherokee, Inc.	61,186
15,071	Flexsteel Industries, Inc.	508,345
100,025	Lee Enterprises, Inc.*	338,084
9,244	Patrick Industries, Inc.*	391,576
24,203	PC Connection, Inc.	519,638
3,665	Wayside Technology Group, Inc.	57,944

		2,255,771

	Consumer, Non-cyclical-10.7%
1,720	Coca-Cola Bottling Co. Consolidated	128,364
34,100	Edgewater Technology, Inc.*	234,267
13,341	John B Sanfilippo & Son, Inc.	431,715
14,124	Natural Health Trends Corp.	170,900
50,806	Pain Therapeutics, Inc.*	198,651
29,045	Pointer Telocation, Ltd.*	243,688
7,146	Superior Uniform Group, Inc.	154,711

		1,562,296

	Energy-3.4%
3,269	Adams Resources & Energy, Inc.	144,784
60,081	Star Gas Partners LP	343,063

		487,847

	Financial-15.4%
8,660	Ellington Residential Mortgage, REIT	140,205
4,458	ePlus, Inc.*	249,871
39,973	MainSource Financial Group, Inc.	689,534
23,928	MidSouth Bancorp, Inc.	447,454
1,420	MutualFirst Financial, Inc.	31,950
20,370	Premier Financial Bancorp, Inc.	298,217
8,835	Reading International, Inc., Class A*	74,214
34,090	Resource America, Inc., Class A	317,378

		2,248,823

	Industrial-23.4%
31,705	Covenant Transportation Group, Inc., Class A*	589,396
2,785	L.S. Starrett Co., Class A	38,544
17,138	NN, Inc.	457,927
3,225	SL Industries, Inc.*	157,445

Shares		Value
	Industrial (continued)
104,263	SORL Auto Parts, Inc.*	$453,544
5,646	Strattec Security Corp.	459,302
24,895	SuperCom, Ltd.*	307,453
62,933	Supreme Industries, Inc., Class A	491,507
17,375	USA Truck, Inc.*	304,584
11,535	Willdan Group, Inc.*	166,796

		3,426,498

	Technology-15.9%
13,711	Anika Therapeutics, Inc.*	502,645
18,350	Cascade Microtech, Inc.*	185,885
17,290	CryoLife, Inc.	170,652
37,301	Magic Software Enterprises, Ltd.	258,496
24,845	Mind CTI, Ltd.	76,523
32,990	NCI, Inc., Class A*	313,735
22,296	Orbotech, Ltd.*	347,372
33,420	Pericom Semiconductor Corp.*	325,511
26,110	ZAGG, Inc.*	145,694

		2,326,513

	Utilities-9.1%
20,630	Enventis Corp.	375,053
22,090	Gas Natural, Inc.	260,883
23,570	Inteliquent, Inc.	293,447
8,320	Shenandoah Telecommunications Co.	206,419
56,460	Vonage Holdings Corp.*	185,189

		1,320,991

TOTAL COMMON STOCKS
(Cost $12,098,365)		14,112,631

SHORT TERM INVESTMENTS-2.6%
	Mutual Funds-2.6%
387,177	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	387,177

TOTAL SHORT TERM INVESTMENTS
(Cost $387,177)		387,177

TOTAL INVESTMENT SECURITIES-99.2%
(Cost $12,485,542)		14,499,808
OTHER ASSETS IN EXCESS OF LIABILITIES-0.8%		123,925

NET ASSETS-100.0%		$14,623,733

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.

LP - Limited Partnership

Ltd. - Limited

REIT - Real Estate Investment Trust

See Notes to Quarterly Schedule of Investments.

JAMES LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

Shares		Value
COMMON STOCKS-96.3%
	Basic Materials-5.7%
6,880	Dow Chemical Co.(a)	$360,787
12,260	Goodyear Tire & Rubber Co.(a)	276,892
7,560	Olin Corp.(a)	190,890
7,290	Westlake Chemical Corp.(a)	631,241

		1,459,810

	Consumer, Cyclical-11.3%
16,480	Alaska Air Group, Inc.(a)	717,539
6,250	Dillard’s, Inc., Class A(a)	681,125
2,710	DIRECTV*(a)	234,469
5,910	Hanesbrands, Inc.(a)	634,971
17,820	Southwest Airlines Co.(a)	601,781

		2,869,885

	Consumer, Non-cyclical-16.2%
5,520	Andersons, Inc.	347,098
8,350	DeVry Education Group, Inc.(a)	357,463
5,060	Dr Pepper Snapple Group, Inc.	325,409
15,435	Eli Lilly & Co.(a)	1,000,960
9,290	Kroger Co.	483,080
5,790	Merck & Co., Inc.(a)	343,231
8,685	Pfizer, Inc.(a)	256,815
11,860	UnitedHealth Group, Inc.(a)	1,022,925

		4,136,981

	Energy-9.3%
6,130	Apache Corp.(a)	575,423
4,090	Baker Hughes, Inc.(a)	266,095
2,090	Cimarex Energy Co.	264,448
5,340	ConocoPhillips	408,617
3,300	Helmerich & Payne, Inc.(a)	322,971
9,250	Unit Corp.*	542,512

		2,380,066

	Financial-14.3%
13,530	Fifth Third Bancorp(a)	270,870
6,190	JPMorgan Chase & Co.(a)	372,886
40,470	KeyCorp(a)	539,465
9,240	PNC Financial Services Group, Inc.(a)	790,759
15,035	Protective Life Corp.(a)	1,043,579
9,399	Southside Bancshares, Inc.(a)	312,517
3,340	Travelers Cos., Inc.(a)	313,760

		3,643,836

	Industrial-15.6%
1,490	AMERCO(a)	390,216
5,660	American Railcar Industries, Inc.(a)	418,387
8,000	Greenbrier Cos., Inc.(a)	587,040
5,680	Magna International, Inc.(a)	539,089
6,600	Ryder System, Inc.	593,802
6,910	TRW Automotive Holdings Corp.*(a)	699,638

Shares		Value
	Industrial (continued)
6,630	United Rentals, Inc.*(a)	$736,593

		3,964,765

	Technology-12.9%
42,640	Amkor Technology, Inc.*(a)	358,602
9,590	CSG Systems International, Inc.(a)	252,025
13,845	Deluxe Corp.(a)	763,690
1,655	Equifax, Inc.(a)	123,695
4,175	Lockheed Martin Corp.(a)	763,107
2,220	Northrop Grumman Corp.(a)	292,507
7,680	Western Digital Corp.(a)	747,418

		3,301,044

	Utilities-11.0%
3,840	American Electric Power Co., Inc.(a)	200,487
15,035	PNM Resources, Inc.(a)	374,522
22,560	Portland General Electric Co.(a)	724,627
17,295	UGI Corp.	589,587
156,965	Vonage Holdings Corp.*(a)	514,845
11,720	Westar Energy, Inc.(a)	399,886

		2,803,954

TOTAL COMMON STOCKS
(Cost $20,046,601)		24,560,341

SHORT TERM INVESTMENTS-16.6%
	Mutual Funds-16.6%
4,239,034	First American Government Obligations Fund, Class Y, 7-Day Yield 0.006%	4,239,034

TOTAL SHORT TERM INVESTMENTS
(Cost $4,239,034)		4,239,034

TOTAL INVESTMENT SECURITIES-112.9%
(Cost $24,285,635)		28,799,375
SECURITIES SOLD SHORT-(39.7)%
(Proceeds $10,705,964)		(10,117,316)
OTHER LIABILITIES IN EXCESS OF ASSETS-26.8%		6,825,621

NET ASSETS-100.0%		$25,507,680

Shares		Value
SCHEDULE OF SECURITIES SOLD SHORT
COMMON STOCKS-(39.7)%
	Basic Materials-(1.0)%
(5,800)	First Majestic Silver Corp.	$(45,240)
(8,905)	New Gold, Inc.	(44,970)
(13,275)	Primero Mining Corp.	(64,384)
(3,775)	Rentech Nitrogen Partners LP	(46,961)
(6,235)	Solazyme, Inc.	(46,513)

		(248,068)

	Consumer, Cyclical-(4.9)%
(225)	Amazon.com, Inc.	(72,549)
(9,100)	Arcos Dorados Holdings, Inc., Class A	(54,418)
(7,705)	BioScrip, Inc.	(53,242)
(4,975)	Caesars Entertainment Corp.	(62,585)
(3,685)	ClubCorp Holdings, Inc.	(73,074)
(3,350)	Container Store Group, Inc.	(72,930)
(1,425)	Darden Restaurants, Inc.	(73,330)
(6,050)	Inovio Pharmaceuticals, Inc.	(59,592)
(1,525)	Liberty Global PLC, Class A	(64,873)

Shares		Value
	Consumer, Cyclical (continued)
(1,350)	Liberty Media Corp., Class A	$(63,693)
(3,450)	Noodles & Co.	(66,205)
(2,500)	Pandora Media, Inc.	(60,400)
(2,400)	Qunar Cayman Islands, Ltd., ADR	(66,360)
(4,560)	Regis Corp.	(72,778)
(3,550)	SeaWorld Entertainment, Inc.	(68,267)
(10,675)	SFX Entertainment, Inc.	(53,589)
(6,740)	Tile Shop Holdings, Inc.	(62,345)
(2,200)	Vince Holding Corp.	(66,572)
(5,635)	World Wrestling Entertainment, Inc., Class A	(77,594)

		(1,244,396)

	Consumer, Non-cyclical-(7.6)%
(2,525)	Aegerion Pharmaceuticals, Inc.	(84,284)
(2,475)	Annie’s, Inc.	(113,602)
(15,650)	ARIAD Pharmaceuticals, Inc.	(84,510)
(7,125)	Boulder Brands, Inc.	(97,114)
(4,290)	Capital Senior Living Corp.	(91,077)
(2,475)	Cepheid	(108,974)
(7,125)	Chiquita Brands International, Inc.	(101,175)
(1,440)	Cubist Pharmaceuticals, Inc.	(95,530)
(6,050)	Dean Foods Co.	(80,162)
(5,745)	Elizabeth Arden, Inc.	(96,171)
(8,775)	Infinity Pharmaceuticals, Inc.	(117,760)
(2,285)	Karyopharm Therapeutics, Inc.	(79,838)
(5,975)	Neurocrine Biosciences, Inc.	(93,628)
(7,400)	NxStage Medical, Inc.	(97,162)
(2,315)	Post Holdings, Inc.	(76,812)
(2,790)	Premier, Inc., Class A	(91,679)
(4,080)	Quidel Corp.	(109,630)
(4,200)	Tornier NV	(100,380)
(3,250)	Veeva Systems, Inc., Class A	(91,553)
(4,025)	Wright Medical Group, Inc.	(121,958)

		(1,932,999)

	Energy-(8.4)%
(1,975)	American Midstream Partners LP	(57,413)
(1,440)	Antero Resources Corp.	(79,042)
(4,925)	BreitBurn Energy Partners LP	(100,076)
(3,725)	Calumet Specialty Products Partners LP	(102,251)
(3,400)	Cheniere Energy Partners LP	(111,248)
(6,950)	Cobalt International Energy, Inc.	(94,520)
(8,925)	Crestwood Equity Partners LP	(94,337)
(2,000)	DCP Midstream Partners LP	(108,900)
(2,650)	EV Energy Partners LP	(93,995)
(2,010)	Genesis Energy LP	(105,806)
(5,125)	Goodrich Petroleum Corp.	(75,953)
(1,920)	Gulfport Energy Corp.	(102,528)
(1,815)	InterOil Corp.	(98,482)
(3,725)	Legacy Reserves LP	(110,558)
(3,125)	LRR Energy LP	(56,031)
(1,395)	MarkWest Energy Partners LP	(107,164)
(1,775)	NOW, Inc.	(53,978)
(1,900)	PDC Energy, Inc.	(95,551)
(1,450)	Range Resources Corp.	(98,325)
(3,400)	Regency Energy Partners LP	(110,908)
(14,175)	Resolute Energy Corp.	(88,877)
(7,425)	Rex Energy Corp.	(94,075)
(2,025)	Rice Energy, Inc.	(53,865)
(1,125)	Summit Midstream Partners LP	(57,218)

		(2,151,101)

	Financial-(2.2)%
(1,375)	Credit Suisse Group AG, Sponsored ADR	(38,005)

Shares		Value
	Financial (continued)
(1,750)	Deutsche Bank AG	$(61,005)
(4,200)	FXCM, Inc., Class A	(66,570)
(75)	Markel Corp.	(47,711)
(2,975)	National Bank Holdings Corp., Class A	(56,882)
(1,725)	National Interstate Corp.	(48,128)
(3,975)	Physicians Realty Trust, REIT	(54,537)
(1,950)	QTS Realty Trust, Inc., REIT, Class A	(59,183)
(1,975)	ServisFirst Bancshares, Inc.	(56,880)
(1,325)	WageWorks, Inc.	(60,327)

		(549,228)

	Industrial-(3.0)%
(3,935)	Beacon Roofing Supply, Inc.	(100,264)
(1,660)	Chart Industries, Inc.	(101,476)
(12,700)	GrafTech International, Ltd.	(58,166)
(5,050)	KBR, Inc.	(95,091)
(11,225)	Scorpio Tankers, Inc.	(93,280)
(7,650)	Titan International, Inc.	(90,423)
(12,065)	UTi Worldwide, Inc.	(128,251)
(8,530)	Westport Innovations, Inc.	(89,650)

		(756,601)

	Technology-(12.2)%
(1,365)	21Vianet Group, Inc., ADR	(24,570)
(925)	2U, Inc.	(14,421)
(1,025)	3D Systems Corp.	(47,529)
(6,850)	8x8, Inc.	(45,758)
(2,980)	Acacia Research Corp.	(46,130)
(625)	Acceleron Pharma, Inc.	(18,900)
(600)	Adeptus Health, Inc., Class A	(14,940)
(1,275)	Aixtron SE, Sponsored ADR	(19,291)
(3,800)	Alder Biopharmaceuticals, Inc.	(48,184)
(1,230)	Alkermes PLC	(52,730)
(775)	Alnylam Pharmaceuticals, Inc.	(60,527)
(6,275)	Applied Micro Circuits Corp.	(43,925)
(2,400)	Barracuda Networks, Inc.	(61,560)
(2,275)	Bazaarvoice, Inc.	(16,812)
(525)	Benefitfocus, Inc.	(14,143)
(1,900)	Cardiovascular Systems, Inc.	(44,897)
(3,440)	Celldex Therapeutics, Inc.	(44,582)
(350)	Clovis Oncology, Inc.	(15,876)
(700)	Comverse, Inc.	(15,631)
(510)	Concur Technologies, Inc.	(64,678)
(450)	Cornerstone OnDemand, Inc.	(15,484)
(650)	Crown Castle International Corp., REIT	(52,344)
(2,520)	Exact Sciences Corp.	(48,838)
(525)	FireEye, Inc.	(16,044)
(525)	FleetMatics Group PLC	(16,012)
(625)	Fortinet, Inc.	(15,791)
(725)	Foundation Medicine, Inc.	(13,746)
(1,800)	Genomic Health, Inc.	(50,958)
(2,500)	Groupon, Inc.	(16,700)
(1,575)	GrubHub, Inc.	(53,928)
(2,000)	HealthStream, Inc.	(48,020)
(525)	HomeAway, Inc.	(18,637)
(595)	Imperva, Inc.	(17,094)
(2,125)	IMS Health Holdings, Inc.	(55,654)
(1,285)	Infoblox, Inc.	(18,954)
(3,800)	Insmed, Inc.	(49,590)
(1,260)	Interactive Intelligence Group, Inc.	(52,668)
(855)	Intrexon Corp.	(15,886)
(5,500)	Ixia	(50,270)
(1,900)	JD.com, Inc., ADR	(49,058)

Shares		Value
	Technology (continued)
(2,930)	Keryx Biopharmaceuticals, Inc.	$(40,288)
(625)	LDR Holding Corp.	(19,456)
(85)	LinkedIn Corp., Class A	(17,662)
(850)	MacroGenics, Inc.	(17,765)
(345)	Medidata Solutions, Inc.	(15,280)
(1,275)	Mellanox Technologies, Ltd.	(57,209)
(4,500)	Momenta Pharmaceuticals, Inc.	(51,030)
(3,325)	Move, Inc.	(69,692)
(615)	NetSuite, Inc.	(55,067)
(625)	Nimble Storage, Inc.	(16,231)
(1,335)	Novadaq Technologies, Inc.	(16,941)
(3,150)	Nuance Communications, Inc.	(48,557)
(860)	OncoMed Pharmaceuticals, Inc.	(16,280)
(450)	Ophthotech Corp.	(17,519)
(9,325)	Orexigen Therapeutics, Inc.	(39,725)
(200)	Palo Alto Networks, Inc.	(19,620)
(2,525)	Paylocity Holding Corp.	(49,616)
(425)	Proofpoint, Inc.	(15,785)
(2,085)	PROS Holdings, Inc.	(52,542)
(550)	PTC Therapeutics, Inc.	(24,206)
(75)	Puma Biotechnology, Inc.	(17,893)
(605)	Qlik Technologies, Inc.	(16,359)
(1,550)	Rackspace Hosting, Inc.	(50,453)
(4,900)	Raptor Pharmaceutical Corp.	(46,991)
(1,075)	RealPage, Inc.	(16,663)
(925)	RetailMeNot, Inc.	(14,948)
(875)	salesforce.com, Inc.	(50,339)
(2,380)	Sarepta Therapeutics, Inc.	(50,218)
(5,235)	Scientific Games Corp., Class A	(56,381)
(290)	ServiceNow, Inc.	(17,046)
(1,645)	Silver Spring Networks, Inc.	(15,874)
(880)	Sohu.com, Inc.	(44,202)
(1,885)	Spectranetics Corp.	(50,084)
(320)	Splunk, Inc.	(17,715)
(725)	SPS Commerce, Inc.	(38,534)
(725)	Synageva BioPharma Corp.	(49,866)
(225)	Tableau Software, Inc., Class A	(16,346)
(1,225)	Tangoe, Inc.	(16,599)
(595)	TESARO, Inc.	(16,017)
(2,950)	TrueCar, Inc.	(52,953)
(325)	Twitter, Inc.	(16,764)
(350)	Ultimate Software Group, Inc.	(49,529)
(1,960)	Ultratech, Inc.	(44,590)
(1,400)	United States Cellular Corp.	(49,672)
(725)	Varonis Systems, Inc.	(15,298)
(1,500)	Veeco Instruments, Inc.	(52,425)
(595)	Vertex Pharmaceuticals, Inc.	(66,824)
(920)	ViaSat, Inc.	(50,710)
(1,430)	VirnetX Holding Corp.	(8,580)
(195)	Workday, Inc., Class A	(16,088)
(875)	Youku, Inc., ADR	(15,680)
(1,400)	Zendesk, Inc.	(30,226)

		(3,123,098)

	Utilities-(0.4)%
(10,650)	TransAlta Corp.	(111,825)

TOTAL COMMON STOCKS SOLD SHORT		(10,117,316)

Shares		Value
RIGHTS-0.0%
(320)	Furiex Pharmaceuticals, CVR(b)(c)	$0

TOTAL RIGHTS SOLD SHORT		0

TOTAL SECURITIES SOLD SHORT-(39.7)%
(Proceeds $10,705,964)		$(10,117,316)

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

*	Non-income producing security.
(a)	Security position is either entirely or partially held in a segregated account as collateral for securities sold short, aggregating a total security position market value of $15,339,910.
(b)	Security fair valued using methods determined in good faith by the Pricing Committee. As of September 30, 2014, the total market value of these securities was $0, representing 0.0% of net assets.
(c)	Security considered illiquid. On September 30, 2014, the total market value of these securities was $0, representing 0.0% of net assets.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders
ADR - American Depositary Receipt
CVR - Contingent Value Right
LP - Limited Partnership
Ltd. - Limited
NV - Naamloze Vennootschap is the Dutch term for a public limited liability corporation
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SE - SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

See Notes to Quarterly Schedule of Investments.

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

Notes to Quarterly Schedule of Investments (Unaudited)	James Advantage Funds
March 31, 2014

1. ORGANIZATION

The James Advantage Funds (the “Trust”) is an open-end management investment company that was organized as an Ohio business trust on August 29, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). James Balanced: Golden Rainbow Fund, James Small Cap Fund, James Mid Cap Fund and James Micro Cap Fund are each a diversified series of the Trust, and James Long-Short Fund is a non-diversified series of the Trust (individually a “Fund,” collectively the “Funds”). James Balanced: Golden Rainbow Fund was originally organized as a series of the Flagship Admiral Funds Inc., a Maryland corporation. On June 26, 1998, pursuant to an Agreement and Plan of Reorganization, James Balanced: Golden Rainbow Fund was restructured through a tax-free reorganization as a series of the Trust. The James Small Cap Fund commenced its public offering of shares on October 2, 1998. The James Mid Cap Fund commenced its public offering of shares on June 30, 2006. Effective March 2, 2009, James Balanced: Golden Rainbow began offering a new class of shares: the Institutional Class. The initial class of shares is now referred to as the Retail Class. Each class of James Balanced: Golden Rainbow Fund represents an interest in the same portfolio of investments and has the same rights, but differs primarily in distribution fees and shareholder features. The Retail Class shares are subject to distribution (12b-1) fees but have a lower minimum investment requirement and offer certain shareholder services not available to Institutional Class shareholders. The Institutional Class shares are not subject to distribution (12b-1) fees and are available only through investment advisers and bank trust departments that have made arrangements for shares of all of their clients investing in the Fund to be held in an omnibus account (as well as other entities that are approved by management of the Trust). The James Micro Cap Fund commenced its public offering of shares on July 1, 2010. The James Long-Short Fund commenced its public offering of shares on May 23, 2011.

James Balanced: Golden Rainbow Fund seeks to provide total return through a combination of growth and income and preservation of capital in declining markets. The Fund seeks to achieve its objective by investing primarily in common stocks and/or debt securities that the Fund’s adviser, James Investment Research, Inc. (“James” or the “Adviser”), believes are undervalued.

James Small Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of small capitalization companies. The Adviser defines small capitalization as those companies with market capitalizations at the time of purchase no larger than the stocks in the Fund’s benchmark, the Russell 2000® Index.

James Mid Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies. The Adviser defines mid capitalization companies as those with market capitalizations at the time of purchase as $1 billion to $8 billion.

James Micro Cap Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in common stocks of micro capitalization companies. Micro capitalization companies are defined as those companies with market capitalizations at the time of purchase no larger than $250 million.

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

James Long-Short Fund seeks to provide long-term capital appreciation. The Fund seeks to achieve its objective by investing primarily in foreign and domestic equity securities that the Adviser believes are undervalued and more likely to appreciate, and by selling short equity securities that the Adviser believes are overvalued and more likely to depreciate. The Fund also may take long positions in domestic and foreign fixed income securities that the Adviser believes are more likely to appreciate in the interest rate and spread environment anticipated by the Adviser, and short positions in fixed income securities that the Adviser believes are more likely to depreciate in the interest rate and spread environment anticipated by the Adviser. The Fund seeks to achieve positive returns on both the long positions and short positions that it takes in various securities.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements, in accordance with accounting principles generally accepted in the United States of America (“GAAP”).

Share Valuation

The net asset value per share of each Fund, other than the James Balanced: Golden Rainbow Fund, is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The net asset value per share of each class of shares of the James Balanced: Golden Rainbow Fund is calculated daily by dividing the total value of the Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

Securities Valuation

Securities are valued at fair value. The Funds’ portfolio securities, including short positions, are valued as of the close of the New York Stock Exchange (“NYSE”) (generally, 4:00 p.m., Eastern time) on each day that the NYSE is open for business. Equity securities that are traded on any exchange, including closed-end funds and exchange-traded funds, are valued at the last quoted sale price on the exchange or market in which such securities are principally traded. Lacking a last sale price, a security is valued at its last bid price except when, in James’s opinion, the last bid price does not accurately reflect the current value of the security. Securities that are traded on the NASDAQ® over-the-counter market are valued at their NASDAQ® Official Closing Price (“NOCP”) for all NASDAQ® National Market (“NNM”) and NASDAQ® Capital Market® securities. When market quotations are not readily available, if an event occurs after the close of the trading market (but before the time as of which a Fund calculates its net asset value) that materially affects a security’s value, when James determines that the market quotation does not accurately reflect the current value or when a non-144A restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Funds may use pricing services to determine market value for securities. Fixed income securities will be valued at evaluated prices provided by an independent, recognized pricing service, which determines valuations based upon market transactions for normal, institutional-size trading units of securities or a matrix method which considers yield or price of comparable bonds provided by a pricing service. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities or when prices are not readily available from a pricing service, those securities will be priced at fair value as determined in good faith by the Adviser. Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will approximate fair value. Shares of open-end investment companies are valued at net asset value.

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

For valuation purposes, quotations of foreign securities in a foreign currency are converted to U.S. dollar equivalents at the time of pricing the Funds. In computing the net asset value of the Funds by the fund accounting service provider, ALPS Fund Services, Inc., the values of foreign portfolio securities are generally based upon market quotations which, depending upon the exchange or market, may be last sale price, last bid price or the average of the last bid and asked prices as of, in each case, the close of the appropriate exchange or another designated time.

The calculation of the share price of each Fund that holds foreign securities in its portfolio does not take place contemporaneously with the determination of the values of many of the foreign portfolio securities used in such calculation. Events affecting the values of foreign portfolio securities that occur between the time their prices are determined and the calculation of a Fund’s share price will be taken into account by the Adviser, subject to review by the Board of Trustees, in the determination of the value of those securities.

In accordance with the Trust’s good faith pricing guidelines, James is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. There is no single standard for determining fair value, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Adviser would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings, (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers), or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

Level 1	-	Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2	-	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3	-	Significant unobservable prices or inputs (including a Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, securities maturing within 60 days of the reporting date are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of March 31, 2014:

James Balanced: Golden Rainbow Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$1,438,480,842	$–	$–	$1,438,840,842
Closed-End Funds	2,701,845	–	–	2,701,845
Exchange Traded Funds	19,489,846	–	–	19,489,846
Corporate Bonds	–	212,685,518	–	212,685,518
Mortgage Backed Securities	–	29,115,932	–	29,115,932
U.S. Government Agencies	–	52,129,510	–	52,129,510
U.S. Treasury Bonds & Notes	–	978,812,641	–	978,812,641
Foreign Bonds	–	61,307,606	–	61,307,606
Municipal Bonds	–	134,637,925	–	134,637,925
Short Term Investments	102,274,277	–	–	102,274,277

Total	$1,562,946,810	$1,468,689,132	$–	$3,031,635,942

James Small Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$155,728,529	$–	$–	$155,728,529
Short Term Investments	6,507,419	–	–	6,507,419

Total	$162,235,948	$–	$–	$162,235,948

James Mid Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,103,426	$–	$–	$16,103,426
Short Term Investments	1,086,074	–	–	1,086,074

Total	$17,189,500	$–	$–	$17,189,500

James Micro Cap Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$15,751,212	$–	$–	$15,751,212
Short Term Investments	861,017	–	–	861,017

Total	$16,612,229	$–	$–	$16,612,229

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

James Long-Short Fund

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total
Common Stocks	$16,478,326	$–	$–	$16,478,326
Exchange Traded Funds	197,904	–	–	197,904
Short Term Investments	5,176,137	–	–	5,176,137

Total	$21,852,367	$–	$–	$21,852,367

	Valuation Inputs
Other Financial Instruments*	Level 1	Level 2	Level 3	Total
Liabilities
Securities Sold Short
Common Stocks	$(6,727,176)	$–	$–	$(6,727,176)

Total	$(6,727,176)	$–	$–	$(6,727,176)

* For detailed descriptions of sector and industry, see the accompanying Schedule of Investments.

For the nine months ended March 31, 2014, the Funds did not have any significant transfers between Level 1 and Level 2 securities.

For the nine months ended March 31, 2014, the Funds did not have any securities which used significant unobservable inputs (Level 3) used in determining fair value.

Investment Transactions

Investment transactions are recorded on a trade date basis. Gains and losses are determined using the specific identification method, which liquidates all losses first, before any gains. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced: Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments. As of March 31, 2014, the Funds did not hold when-issued securities or delayed delivery purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation

The market value of investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the current exchange rate, provided by WM Reuters, at the close of each business day. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars based at the exchange rate on the date of the transaction.

Reported net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized and between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains

James Advantage Funds	Notes to Financial Statements
December 31, 2013 (Unaudited)

and losses arise from the changes in the value of assets and liabilities including investments in securities at the reporting period, resulting from changes in the exchange rate.

Short Sales and Segregated Cash

The James Long-Short Fund may actively sell short equity and fixed income securities. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend to the prime broker and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

Borrowing and Leverage

Each Fund may borrow from banks up to one-third of its total assets (including the amount borrowed), and may borrow from any person other than a bank for temporary purposes only, provided such temporary borrowings do not exceed 5% of the Fund’s total assets at the time when the borrowing is made. A Fund may pledge assets in connection with such borrowings. For the 9 months ended March 31, 2014, the average borrowings and interest rate for the James Long-Short Fund under the line of credit were $458,182 and 0.500%, respectively. As of March 31, 2014, there were no outstanding borrowings.

3. Unrealized Appreciation and Depreciation on Investments (Tax Basis)

The following information is computed on a tax basis for each item as of March 31, 2014:

Fund	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
James Balanced: Golden Rainbow Fund	$2,574,597,997	$482,010,211	$(23,972,266)	$457,122,182
James Small Cap Fund	122,434,729	41,677,052	(1,875,833)	39,801,219
James Mid Cap Fund	11,109,655	6,084,538	(4,693)	6,079,845
James Micro Cap Fund	12,561,118	4,451,728	(400,617)	4,051,111
James Long-Short Fund	17,581,404	4,306,917	(35,954)	4,270,963

The difference between the cost of portfolio investments on a tax basis and financial statement cost for the Funds is due primarily to the deferral of wash sale losses and to the differing treatment of certain investments under income tax regulations and GAAP.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	There were no significant changes in the registrant’s internal controls over financial reporting (as defined in rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The James Advantage Funds

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 18, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barry R. James
Barry R. James, President
(Principal Executive Officer)
Date:	November 18, 2014

By:	/s/ Thomas L. Mangan
Thomas L. Mangan, Chief Financial Officer
(Principal Financial Officer)
Date:	November 18, 2014